Trade and other receivables (Details 4) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure Of Trade And Other Receivables [Line Items]
Reversal, allowance account for credit losses of financial assets	€ (120)
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	498
Carrying amount, End of period	3,150
Changes in accounting policies (IFRS 9)	294
Performing receivables [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Reversal, allowance account for credit losses of financial assets	(189)
Defaulted receivables [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Reversal, allowance account for credit losses of financial assets	(532)
Carrying amount, End of period	2,237
Trade receivables [member]
Disclosure Of Trade And Other Receivables [Line Items]
Carrying amount, Beginning of period	2,639	$ 2,639
Other changes	307
Carrying amount, End of period	3,150		€ 2,639
Trade receivables [member] | Performing receivables [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Net Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	126
Trade receivables [member] | Defaulted receivables [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Net Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets	€ 372
Trade receivables [member] | Previously stated [member]
Disclosure Of Trade And Other Receivables [Line Items]
Carrying amount, Beginning of period			2,303
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets			927
Deductions			(454)
Other changes			€ (137)
Trade receivables [member] | Increase Decrease Due To Application Of IFRS 9 [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Changes in accounting policies (IFRS 9) | $		$ 427